Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024		Mar. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 38,105	[1]	¥ 25,737
Securities lending transactions	1,350	[1]	886
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	6,167		6,114
Securities lending transactions	102		102
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	28,757		17,475
Securities lending transactions	19		73
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	913		430
Securities lending transactions	0		0
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,609		1,491
Securities lending transactions	1,229		711
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	658		227
Securities lending transactions	¥ 0		¥ 0

[1]	The above table does not include securities-for-securities lending transactions of ¥71 billion at March 31, 2024, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.